Document and Entity Information (USD $)	6 Months Ended
Nov. 30, 2012
Document and Entity Information
Entity Registrant Name	Teamupsport Inc.
Document Type	POS AM
Document Period End Date	Nov. 30, 2012
Amendment Flag	false
Entity Central Index Key	0001527355
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding	4,766,698
Entity Public Float	$ 95,334
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY